Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following is a schedule of future minimum rental payments required under operating leases that have initial or remaining non-cancelable terms in excess of one year as of December 31, 2013 (in thousands):

Year ended
December 31,
2014	$26,113
2015	19,447
2016	18,147
2017	14,264
2018	10,587
Later years	21,086
Total minimum payments required	$109,644